SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
a.	Segment information:

		Generics			Specialty
		Year ended December 31,			Year ended December 31,
		2015	2014	2013	2015	2014	2013
		(U.S.$ in millions)			(U.S.$ in millions)

	Revenues	$9,546	$9,814	$9,902	$8,338	$8,560	$8,388
	Gross profit	4,499	4,253	4,083	7,200	7,457	7,274
	R&D expenses	513	512	488	918	872	877
	S&M expenses	1,304	1,575	1,915	1,921	1,990	1,856
	Segment profit	$2,682	$2,166	$1,680	$4,361	$4,595	$4,541

	Year ended December 31,
	2015	2014	2013

	U.S.$ in millions

Generic medicines profit	$2,682	$2,166	$1,680
Specialty medicines profit	4,361	4,595	4,541
Total segment profit	7,043	6,761	6,221
Profit of other activities	318	226	243
Total profit	7,361	6,987	6,464
Amounts not allocated to segments:
Amortization	838	1,036	1,180
General and administrative expenses	1,239	1,217	1,239
Legal settlements and loss contingencies	631	(111)	1,524
Impairments, restructuring and others	1,131	650	788
Other unallocated amounts	170	244	84

Consolidated operating income	3,352	3,951	1,649
Financial expenses - net	1,000	313	399
Consolidated income before income taxes	$2,352	$3,638	$1,250

b.	Segment revenues by geographic area:
		Year ended December 31,

		2015	2014	2013

		(U.S.$ in millions)
	Generic Medicines
	United States	$4,793	$4,418	$4,172
	Europe*	2,706	3,148	3,362
	Rest of the World	2,047	2,248	2,368
	Total Generic Medicines	9,546	9,814	9,902
	Specialty Medicines
	United States	6,442	6,110	6,025
	Europe*	1,518	1,898	1,854
	Rest of the World	378	552	509
	Total Specialty Medicines	8,338	8,560	8,388
	Other Revenues
	United States	14	106	264
	Europe*	666	777	772
	Rest of the World	1,088	1,015	988
	Total Other Revenues	1,768	1,898	2,024
	Total Revenues	$19,652	$20,272	$20,314

	*	All members of the European Union, Switzerland, Norway, Albania and the countries of former Yugoslavia.

Schedule of net sales by product line
c.	Net revenues from specialty medicines were as follows:

		Year ended December 31,
		2015	2014	2013

		(U.S. $ in millions)

	CNS	$5,213	$5,575	$5,545
	Copaxone®	4,023	4,237	4,328
	Azilect®	384	428	371
	Nuvigil®	373	388	320
	Respiratory	1,129	957	964
	ProAir®	549	478	429
	Qvar®	392	286	328
	Oncology	1,201	1,180	1,005
	Treanda®	741	767	709
	Women's health	461	504	510
	Other Specialty	334	344	364
	Total Specialty Medicines	$8,338	$8,560	$8,388

Schedule of PPE by geographical area
e.	Property, plant and equipment—by geographical location were as follows:

	December 31,
	2015	2014

	(U.S. $ in millions)
Israel	$2,159	$1,949
United States	629	691
Croatia	539	515
Hungary	506	520
Japan	415	446
Germany	332	367
Other	1,964	2,047
Total property, plant and equipment	$6,544	$6,535